Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

Note 15. Income Taxes

The Company files income tax returns in the U.S. federal jurisdiction and the Commonwealth of Virginia. The Commonwealth of Virginia does not charge an income tax for regulated banking institutions.

The (benefit) expense for income taxes consisted of the following (in thousands):

Year ended December 31,	2015	2014
Current	$303	$499
Deferred	(490)	58

	$(187)	$557

The reasons for the differences between the statutory Federal income tax rates and the effective tax rates are summarized as follows:

	2015	2014
Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
Tax exempt interest	-116.9%	-8.3%
Bank owned life insurance	-46.8%	-3.1%
Other, net	25.5%	0.7%

	-104.2%	23.3%

The components of the net deferred tax assets and liabilities included in other liabilities are as follows (in thousands):

December 31,	2015	2014
Deferred tax assets
Allowance for loan losses	$985	$661
Interest on non-accrual loans	89	47
Other real estate	419	397
Pension plan	233	222
Postretirement benefits	227	262
Deferred compensation	162	141
Stock-based compensation	31	25
Other	20	11

Total deferred tax assets	2,166	1,766

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(55)	(23)
Depreciation	(171)	(218)
Amortization of goodwill	(955)	(928)
Net deferred loan fees and costs	(110)	(134)
Other	(64)	(67)

Total deferred tax (liabilities)	(1,355)	(1,370)

Net deferred tax assets	$811	$396